Segment Disclosure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	$ 19.1	$ 3.8
GERMANY
Segment Reporting Information [Line Items]
Revenues	$ 17.2	$ 1.9